Provisions for Sundry Creditors - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Discount rate effect in provision against fixed assets	$ 9,126,600	$ 4,638,600	$ 4,647,200
Bottom of range | U.S
Disclosure of other provisions [line items]
Discount rate yield	9.09%	9.51%	9.38%
Top of range | U.S
Disclosure of other provisions [line items]
Discount rate yield	10.39%	10.05%	10.52%